Selected Statements of Income Data (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Selected Statements of Income Data

	Year ended March 31,	Three Months ended March 31,	Year ended December 31,
	2013	2012	2011	2010
Sales by location of customers :
Israel	$19,929	$5,472	$21,528	$19,589
Canada	52,452	13,167	43,720	44,169
U.S.A.	587,851	122,472	424,950	305,858
Other	10,722	4,030	15,470	22,919

	$670,954	$145,141	$505,668	$392,535

Selling, marketing, general and administrative expenses:
Selling and marketing	$43,938	$12,192	$42,247	$41,673
Advertising	7,213	2,166	7,270	6,827
General and administrative *	35,287	8,743	44,401	59,402
Settlements and loss contingencies	33,300	—	—	—

	$119,738	$23,101	$93,918	$107,902

* Including provision for doubtful accounts	$4	$(50)	$90	$(473)

Financial (income) expenses:
Interest and exchange differences on long-term liabilities	$2,512	$368	$4,671	$5,252
Income in respect of deposits	(4,026)	(510)	(1,520)	(985)
Expenses in respect of short-term credit	—	35	72	2,291
Foreign currency transaction losses	(2,417)	1,107	(6,920)	5,282

	$(3,931)	$1,000	$(3,697)	$11,840